Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Conditioned payments for various public infrastructure projects from City of Phoenix			$ 205
Percentage of Ownership			100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership			68.00%	73.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	71.00%	81.00%	71.00%	100.00%
Proportion Of Ownership Interest And Voting Rights	81.00%	81.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	71.00%	81.00%